SCHEDULE II VALUATIONS AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Sales returns
Valuation and qualifying accounts
Balance at Beginning of Period	$ 63,070	$ 65,256	$ 61,580
Charged (Credited) to Operations	144,694	116,777	119,106
Actual Returns or Writeoffs	139,557	118,963	115,430
Balance at End of Period	68,207	63,070	65,256
Bad debts
Valuation and qualifying accounts
Balance at Beginning of Period	11,770	17,106	18,241
Charged (Credited) to Operations	3,257	(1,078)	848
Actual Returns or Writeoffs	3,187	4,258	1,983
Balance at End of Period	11,840	11,770	17,106
Deferred tax asset valuation allowance
Valuation and qualifying accounts
Balance at Beginning of Period	10,547	5,763	3,193
Charged (Credited) to Operations	(820)	4,988	3,114
Actual Returns or Writeoffs	2,906	204	544
Balance at End of Period	$ 6,821	$ 10,547	$ 5,763